Borrowings - Details of Borrowings with Original Maturity over One Year (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 46,441	¥ 41,948
Less: borrowings due within one year classified as current liabilities	(8,087)	(3,814)
Borrowings	38,354	38,134
RMB [member] | Fixed interest rate at 1.20%~4.00%per annum as at December 31, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	12,483	8,028
RMB [member] | Corporate bond - fixed bond rate at 2.95%-3.72% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	7,666	9,649
RMB [member] | Convertible Bond - Fixed interest rate (Note27(iii)) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	4,992	12,833
RMB [member] | Medium-term notes- fixed interest rate at 2.44%-3.28% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	18,225	10,588
RMB [member] | Floating interest rates 74%, 92% of benchmark interest rate (stipulated by PBOC) as at December 31, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 3,075	¥ 850